Document and Entity Information	Dec. 21, 2021
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001826600
Document Type	8-K
Document Period End Date	Dec. 21, 2021
Entity Registrant Name	Montauk Renewables, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-39919
Entity Tax Identification Number	85-3189583
Entity Address, Address Line One	680 Andersen Drive
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15220
City Area Code	(412)
Local Phone Number	747-8700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MNTK
Entity Emerging Growth Company	true
Entity Ex Transition Period	false